INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2019
Inventory, Net [Abstract]
Schedule Of Inventories
	December 31,
	2019	2018

Raw materials	1,860	1,436
Work-in-progress	1,607	1,283
Finished goods	268	892

	3,735	3,611